UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Exact name of registrant as specified in charter:	Cash Accumulation Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2009

Date of reporting period:	12/31/2008

Item 1.	Schedule of Investments

Cash Accumulation Trust/Liquid Assets Fund

Schedule of Investments

as of December 31, 2008 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit 11.6%
	Banco Bilbao Vizcaya Argentaria
$20,000	2.155%, 2/11/09	$20,000,113
	BNP Paribas
25,000	1.11%, 2/17/09	25,000,000
45,000	1.14%, 3/23/09	45,000,000
	Lloyds TSB Bank PLC
15,000	1.44%, 3/18/09	15,000,000
	Royal Bank of Scotland/New York
75,000	2.11%, 2/2/09	75,000,000
	US Bank NA
100,000	1.00%, 3/30/09	100,000,000

		280,000,113

Commercial Paper 53.5%
	Air Products & Chemicals, Inc., 144A
30,500	0.10%, 1/8/09(b)	30,499,407
	Australia & New Zealand Banking, 144A
50,000	2.6012%, 10/2/09(a)(b)	50,000,000
	Bank of Ireland
60,000	2.7012%, 9/4/09(a)(b)	60,000,000
	Barclays U.S. Funding Corp.
50,000	2.32%, 2/3/09(b)	49,893,667
	BASF AG, 144A
13,000	1.58%, 1/15/09(b)	12,992,012
22,000	1.90%, 1/30/09(b)	21,966,328
	Chevron Corp.
83,000	1.05%, 1/15/09(b)	82,966,108
25,000	1.05%, 1/16/09(b)	24,989,063
	Citigroup Funding, Inc., Gtd.
73,000	1.00%, 2/10/09(b)(g)	72,918,889
25,000	0.75%, 2/13/09(b)(g)	24,977,604
	ConocoPhillips, 144A
117,000	1.30%, 2/2/09(b)	116,864,799
	ConocoPhillips CPP FDG, 144A
8,000	1.30%, 1/30/09(b)	7,991,622
	Credit Suisse (NY Branch)
15,000	1.95%, 1/16/09(b)	14,987,813
	E.ON AG, 144A
13,000	2.30%, 1/9/09(b)	12,993,356
28,000	1.30%, 2/17/09(b)	27,952,478
	Florida Power & Light Co.
26,300	0.07%, 1/2/09(b)	26,299,949
	GDF Suez, 144A
30,000	2.29%, 1/28/09(b)	29,948,475
	Lloyds TSB Bank PLC
100,000	1.89%, 1/30/09(b)	99,847,749
	Long Lane Master Trust IV, 144A
30,000	0.27%, 1/5/09(b)	29,999,100
	Merrill Lynch & Co., Inc., Gtd.
100,000	2.25%, 1/15/09(b)(g)	99,912,499
	National Australia Funding Delaware, 144A
48,000	1.90%, 2/2/09(b)	47,918,933
	New York Life Capital Corp., 144A
48,000	1.65%, 1/9/09(b)	47,982,400
	Novartis Finance Corp., 144A
27,300	0.05%, 1/2/09(b)	27,299,962
	Old Line Funding LLC, 144A

10,000	0.50%, 1/15/09(b)	9,998,056
50,000	0.50%, 1/20/09(b)	49,986,806
	Paccar Financial Corp.
6,125	1.25%, 2/17/09(b)	6,115,004
	Procter & Gamble Co., 144A
75,000	1.17%, 2/3/09(b)	74,920,938
	Reckitt Benckiser TSY, 144A
20,000	2.05%, 1/27/09(b)	19,970,389
	San Paolo IMI US Financial Co.
50,000	1.32%, 3/2/09(b)	49,890,000
	State Street Corp.
20,000	0.25%, 1/15/09(b)	19,998,056
34,000	2.00%, 1/21/09(b)	33,962,222

		1,286,043,684

Other Corporate Obligations 11.7%
	Bank of America Corp., MTN
22,000	2.2988%, 2/17/09(a)	22,015,630
	Bank of America NA
40,000	0.471%, 2/27/09(a)	39,967,023
25,000	2.9063%, 8/6/09(a)	25,000,000
	General Electric Capital Corp., MTN
20,000	4.2475%, 1/5/09(a)	20,003,996
	Goldman Sachs Gtd., P/N
100,000	2.25%, 3/10/09(c)(g)	100,000,001
	Metropolitan Life Insurance Co. of Connecticut, Funding Agreement
	4.739%, 7/7/09(a)(c)(d)
9,000	(cost $9,000,000; date purchased 7/7/08)	9,000,000
	Nordea Bank AB EXLS, MTN, 144A
45,000	3.8913%, 9/24/09(a)	45,000,000
	Wells Fargo & Co., MTN
20,000	1.6675%, 9/23/09(a)	20,009,131

		280,995,781

Time Deposit 0.8%
	U.S. National Bank Association
19,000	0.01%, 1/2/09	19,000,000

U.S. Government Agencies 17.2%
	Federal Home Loan Bank
25,000	0.86%, 2/17/09(a)	25,000,000
35,000	0.24%, 2/19/09(a)	35,000,000
64,000	0.32%, 2/27/09(a)	64,000,000
34,000	0.35%, 3/27/09(a)	34,000,000
30,000	0.37%, 4/1/09(a)	30,000,000
100,000	4.349%, 7/10/09(a)	100,000,000
	Federal Home Loan Mortgage Corp.
25,000	1.11%, 2/17/09(e)	24,963,444
52,000	1.17%, 5/15/09(e)	51,773,540
	Federal National Mortgage Association
50,000	1.02%, 1/30/09(e)	49,957,708

		414,694,692

Repurchase Agreement 5.1%
	Goldman Sachs Co. (The)
	0.04% dated 12/31/08, due 1/2/09 in the amount of $121,460,270
121,460	(cost $121,460,000; the value of collateral including accrued interest was $123,889,201)(f)	121,460,000

	Total Investments 99.9%
	(amortized cost $2,402,194,270)(h)	2,402,194,270
	Other assets in excess of liabilities 0.1%	1,844,236

	Net Assets 100.0%	$2,404,038,506

The following annotations have been used in the Portfolio:

MTN- Medium Term Note.

P/N Promissory Note

144A- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The cost and value of $9,000,000 at December 31, 2008 is 0.4% of net assets.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at December 31, 2008.
(f)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(g)	FDIC-Guaranteed issued under temporary liquidity guaranteed program.
(h)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	2,402,194,270	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,402,194,270	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008 and December 31, 2008, the Fund did not use any significant unobservable input (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities some of the factors influencing the valuation include the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst, media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

The Fund may hold up to 10% of its net assets in illiquid securities. Such securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 20, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 20, 2009

*	Print the name and title of each signing officer under his or her signature.